Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of segment reporting information used by CODM	the CODM reviews several key metrics included in net income or loss and total assets, which include the following:

	December 31, 2025	December 31, 2024
Marketable securities and cash held in Trust Account	$307,617,399	$296,122,647
Cash	$2,469	$2,412,564

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
General and administrative costs	$3,938,049	$830,773
Interest income earned on marketable securities and cash held in Trust Account	$12,494,752	$9,622,647